                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06711

Morgan Stanley Special Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)           (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: August 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Special Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended August 31, 2005

Total Return for the 6 Months Ended August 31, 2005

Class A	Class B	Class C	Class D	Russell 2000® Growth Index[1]	Lipper Small-Cap Growth Funds Index[2]
6.21%	5.81%	5.88%	6.39%	5.06%	4.99%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Although the environment was often choppy and uncertain, domestic stocks advanced during the six-month period ended August 31, 2005. Broadly speaking, small and mid capitalization stocks outpaced their large cap rivals.

In the opening months of the period, investors were troubled by soaring oil prices, inflation concerns, a potential slowdown in economic growth, and the future intentions of the Federal Open Market Committee ("the Fed"). The travails of the auto industry further hampered sentiment. A degree of optimism returned to the market in mid-spring, however, and continued through July. Relatively benign inflation data and comments from the Fed allayed inflationary concerns and encouraged speculation that the end of its rate-tightening cycle was near. Better economic data, improved consumer confidence, mergers-and-acquisition activity, and a growing acceptance of high oil prices buoyed stocks. Corporate earnings, while varying by company and sector, were generally good. Investors seemed undeterred by geopolitical turmoil, such as the terror attacks in London.

In August, though, this optimism abated. The Fed increased the federal funds target rate once again, and investors realized that an end to the tightening cycle might not be imminent after all. As the hurricane season unfolded, concerns mounted about the potential impact to the energy markets, and in turn, to consumer sentiment and corporate profitability. Uncertainty reached heightened levels during the final days of the period, as Hurricane Katrina caused substantial damage to the Gulf Coast region. Yet, although oil prices soared to unprecedented heights, the market demonstrated resiliency overall.

Performance Analysis

Morgan Stanley Special Growth Fund outperformed the Russell 2000® Growth Index and the Lipper Small-Cap Growth Funds Index for the six months ended August 31, 2005, assuming no deduction of applicable sales charges.

During the period, the top three performing areas for the Fund were materials and processing, utilities and energy. Within its materials and processing exposure, the Fund was well served by stock selection in building materials, miscellaneous materials and steel company stocks. Performance relative to the Russell benchmark was further enhanced by an underweighting to the sector overall. The Fund was also buoyed by a modest overweight versus the Russell benchmark in utilities stocks. Gas distributors were the most notable contributors to upside performance. Although sector selection tempered the pace of relative gains within the energy sector, the Fund reaped significant returns from a number of individual positions, notably crude oil producers. The Fund also benefited from underweightings in the technology and producer durables sectors relative to the Russell benchmark, as well as stock selection within healthcare.

In contrast, the Fund's consumer discretionary position included pockets of weakness within its hotel/motel, retail and casino and gaming holdings. Exposure to the integrated oil industry also dampened the Fund's return for the period. Within the consumer staples, relative performance was hurt by a modest sector-level overweight relative to the Russell benchmark. Additionally, stock selection in the food industry proved disadvantageous. Our investment discipline also resulted in an avoidance of drugs and grocery store chains; this positioning was out of step with market sentiment during the six-month period, however, and hindered returns relative to the Russell benchmark.

As the result of individual stock selection decisions, the Fund's largest weightings were in consumer discretionary, healthcare and technology stocks, as of the close of the reporting period. Relative to the Russell Index, the Fund's most substantial overweighting was within the consumer discretionary sector.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of common stocks and other equity securities of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Russell 2000 Growth Index (approximately $20 million to $4.945 billion as of May 31, 2005). The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., follows a flexible investment program in seeking to achieve the Fund's investment objective. The Investment Adviser focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. In this regard, the Investment Adviser studies company developments, including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The Investment Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. There are no minimum rating or quality requirements with respect to the convertible securities in which the Fund may invest and the Fund may invest up to 35 percent of its net assets in these investments.

TOP 10 HOLDINGS
Strayer Education, Inc.	3.1%
Landstar System, Inc.	3.0
Range Resources Corp.	2.9
Dade Behring Holdings Inc.	2.8
Stericycle, Inc.	2.8
Techne Corp.	2.7
Advisory Board Co. (The)	2.6
Gaylord Entertainment Co.	2.3
Greenhill & Co., Inc.	2.2
Tractor Supply Co.	2.1

TOP FIVE INDUSTRIES
Oil & Gas Production	6.7%
Medical Specialties	6.4
Other Consumer Services	6.2
Services To The Health Industry	5.4
Specialty Stores	5.4

Data as of August 31, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended August 31, 2005

	Class A Shares* (since 07/28/97)		Class B Shares** (since 08/02/93)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	SMPAX		SMPBX		SMPCX		SMPDX
1 Year	32.02%	[3]	31.01%	[3]	31.05%	[3]	32.37%	[3]
	25.09	[4]	26.01	[4]	30.05	[4]	—
5 Years	(18.81)	[3]	(19.47)	[3]	(19.42)	[3]	(18.64)	[3]
	(19.68)	[4]	(19.79)	[4]	(19.42)	[4]	—
10 Years	—		4.05	[3]	—		—
	—		4.05	[4]	—		—
Since Inception	1.84	[3]	5.81	[3]	1.07	[3]	2.06	[3]
	1.17	[4]	5.81	[4]	1.07	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 2000® Growth Index measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Small-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/05 – 08/31/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	03/01/05	08/31/05	03/01/05 − 08/31/05
Class A
Actual (6.21% return)	$1,000.00	$1,062.10	$9.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.33	$8.94
Class B
Actual (5.81% return)	$1,000.00	$1,058.10	$13.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.55	$12.73
Class C
Actual (5.88% return)	$1,000.00	$1,058.80	$13.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.55	$12.73
Class D
Actual (6.39% return)	$1,000.00	$1,063.90	$7.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.59	$7.68

*	Expenses are equal to the Fund's annualized expense ratio of 1.76%, 2.51%, 2.51% and 1.51% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Investment Advisory Approval Agreement

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for the three- and five-year periods but better for the one-year period. The Board considered that the Portfolio's performance, relative to its performance peer group, has improved, as the gap between the Portfolio's performance and the average of its performance peer group has narrowed from the five- to the three- to the one-year period. The Board concluded that the Fund's performance was improving and was now competitive with that of its performance peer group.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was also higher than the average total expense ratio of the funds included in the Fund's expense peer group. The Board considered that the Fund's higher than average management fee rate was reasonable for the quality of services provided by the Adviser and the higher expense ratio was attributable to both the higher management fee and higher transfer agency costs due to the Fund's small average account size. The Board concluded that the Fund's management fee was not excessive relative to its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board recommended that the Adviser consider incorporating an additional breakpoint in the management fee schedule. The Adviser agreed to introduce a breakpoint which would reduce the management fee to 0.80% on assets above $1.50 billion. The Board concluded that the proposed new breakpoint in the management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Special Growth Fund

Portfolio of Investments August 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.9%)
	Advertising/Marketing Services (0.0%)
2,800	Focus Media Holdings Ltd. (ADR) (China)*	$53,088
	Aerospace & Defense (0.6%)
35,300	FLIR Systems, Inc.*	1,139,837
	Apparel/Footwear (2.3%)
46,550	Carter's, Inc.*	2,532,786
93,000	Maidenform Brands, Inc.*	1,534,500
		4,067,286
	Apparel/Footwear Retail (1.8%)
69,300	Citi Trends Inc.*	1,884,267
47,100	Eddie Bauer Holdings Inc.*	1,266,990
		3,151,257
	Biotechnology (3.6%)
35,600	Gen-Probe Inc.*	1,620,512
85,504	Techne Corp.*	4,871,163
		6,491,675
	Casino/Gaming (3.2%)
57,700	Kerzner International Ltd. (Bahamas)*	3,291,785
65,100	Lakes Entertainment, Inc.*	807,240
64,875	Shuffle Master, Inc.*	1,586,194
		5,685,219
	Chemicals: Specialty (1.0%)
73,000	NuCo2 Inc.*	1,827,920
	Construction Materials (2.0%)
18,960	Eagle Materials, Inc.	2,045,025
25,800	Texas Industries, Inc.	1,543,098
		3,588,123
	Consumer Sundries (1.1%)
72,100	Yankee Candle Co., Inc. (The)	1,980,587
	Electronic Production Equipment (2.0%)
108,400	Tessera Technologies, Inc.*	3,596,712
	Engineering & Construction (0.8%)
25,100	Washington Group International, Inc.*	1,326,284
	Financial Publishing/Services (1.4%)
83,300	Morningstar, Inc.*	$2,533,986
	Food Retail (1.0%)
49,700	Pantry, Inc. (The)*	1,783,733
	Food: Major Diversified (1.1%)
64,600	TreeHouse Foods, Inc.*	1,944,460
	Food: Specialty/Candy (0.3%)
32,100	Rocky Mountain Chocolate Factory, Inc.	578,763
	Home Building (1.7%)
98,700	Desarrolladora Homex S.A. de C.V. (Mexico)*	2,966,922
	Hotels/Resorts/Cruiselines (3.1%)
97,480	Gaylord Entertainment Co.*	4,152,648
113,628	Great Wolf Resorts, Inc.*	1,306,722
		5,459,370
	Industrial Machinery (1.2%)
32,300	Middleby Corp.*	2,122,756
	Internet Retail (4.3%)
94,800	Blue Nile Inc.*	3,205,188
80,100	Netflix Inc.*	1,726,956
44,000	Overstock.com, Inc.*	1,774,960
39,800	Provide Commerce Inc.*	1,015,696
		7,722,800
	Internet Software/Services (4.0%)
142,500	Akamai Technologies, Inc.*	1,972,200
171,745	CNET Networks, Inc.*	2,297,948
21,900	Netease.com Inc. (ADR) (Cayman Islands)*	1,591,473
43,600	SINA Corp.*	1,253,500
		7,115,121
	Investment Banks/Brokers (2.2%)
95,957	Greenhill & Co., Inc.	3,859,390
	Investment Managers (1.1%)
74,600	Calamos Asset Management Inc. (Class A)	2,009,724
	Investment Trusts/Mutual Funds (1.4%)
87,400	Macquarie Infrastructure Company Trust	2,511,876

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Portfolio of Investments August 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Medical Specialties (6.4%)
36,940	Adams Respitory Therapeutics, Inc.*	$1,250,050
63,600	American Medical System Holdings, Inc.*	1,303,800
69,100	Animas Corp.*	1,202,340
137,800	Dade Behring Holdings Inc.	5,042,102
44,856	Flamel Technologies S.A. (ADR) (France)*	719,042
28,700	IDEXX Laboratories, Inc.*	1,837,948
		11,355,282
	Medical/Nursing Services (1.0%)
75,500	VCA Antech, Inc.*	1,811,245
	Miscellaneous Commercial Services (3.6%)
83,600	Bright Horizons Family Solutions, Inc.*	3,287,152
38,000	Corporate Executive Board Co. (The)	3,069,260
		6,356,412
	Office Equipment/Supplies (0.0%)
8,600	TransAct Technologies Inc.*	61,404
	Oil & Gas Production (6.7%)
355,100	Gasco Energy Inc*	2,048,927
83,200	Petrohawk Energy Corp.*	973,440
83,110	Quicksilver Resources Inc.*	3,606,974
150,800	Range Resources Corp.	5,252,364
		11,881,705
	Other Consumer Services (6.2%)
39,500	Ambassadors Group, Inc.	1,841,490
40,790	Bankrate, Inc.*	968,355
63,700	Coinstar, Inc.*	1,222,403
57,300	HouseValues, Inc.*	747,192
38,700	Priceline.com Inc.*	831,663
53,950	Strayer Education, Inc.	5,444,634
		11,055,737
	Packaged Software (3.1%)
76,700	Blackboard Inc.*	1,853,072
88,900	Convera Corp.*	892,556
141,400	Salesforce.com Inc.*	2,731,848
		5,477,476
	Pharmaceuticals: Other (0.5%)
52,500	Noven Pharmaceuticals, Inc.*	$874,650
	Pulp & Paper (1.0%)
56,300	Neenah Paper Inc.	1,705,890
	Real Estate Development (0.8%)
30,300	Jones Lang LaSalle, Inc.*	1,494,699
	Recreational Products (4.8%)
51,900	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands)*	1,726,194
49,300	Take-Two Interactive Software, Inc.*	1,173,340
61,000	THQ, Inc.*	2,050,210
121,100	WMS Industries, Inc.*	3,507,056
		8,456,800
	Restaurants (5.3%)
130,970	AFC Enterprises, Inc.	1,737,972
117,799	BJ'S Restaurants Inc.*	2,507,941
60,275	P.F. Chang's China Bistro, Inc.*	3,084,874
67,200	Peet's Coffee & Tea, Inc.*	2,101,344
		9,432,131
	Services to the Health Industry (5.4%)
89,700	Advisory Board Co. (The)*	4,685,031
85,382	Stericycle, Inc.*	4,963,256
		9,648,287
	Specialty Stores (5.4%)
80,600	Build-A-Bear-Workshop, Inc.*	1,787,708
129,500	CKX, Inc.*	1,800,050
71,787	Tractor Supply Co.*	3,694,159
81,300	Tuesday Morning Corp.	2,352,822
		9,634,739
	Tobacco (1.1%)
52,400	Loews Corp.- Carolina Group	2,023,164
	Trucking (3.0%)
147,300	Landstar System, Inc.	5,349,936
	Wholesale Distributors (3.3%)
69,600	Beacon Roofing Supply, Inc.*	2,262,000
97,850	SCP Pool Corp.	3,581,310
		5,843,310

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Portfolio of Investments August 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunications (1.1%)
130,523	SBA Communications Corp.*	$1,964,371
	Total Common Stocks (Cost $153,431,960)	177,944,127

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (0.9%)
Repurchase Agreement
$1,660	Joint repurchase agreement account 3.575% due 09/01/05 (dated 08/31/05; proceeds $1,660,165) (a) (Cost $1,660,000)	1,660,000

Total Investments (Cost $155,091,960) (b)	100.8%	179,604,127
Liabilities in Excess of Other Assets	(0.8)	(1,477,117)
Net Assets	100.0%	$178,127,010

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $30,175,694 and the aggregate gross unrealized depreciation is $5,663,527, resulting in net unrealized appreciation of $24,512,167.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Summary of Investments August 31, 2005 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Oil & Gas Production	$11,881,705	6.7%
Medical Specialties	11,355,282	6.4
Other Consumer Services	11,055,737	6.2
Services To The Health Industry	9,648,287	5.4
Specialty Stores	9,634,739	5.4
Restaurants	9,432,131	5.3
Recreational Products	8,456,800	4.8
Internet Retail	7,722,800	4.3
Internet Software/Services	7,115,121	4.0
Biotechnology	6,491,675	3.6
Miscellaneous Commercial Services	6,356,412	3.6
Wholesale Distributors	5,843,310	3.3
Casino/Gaming	5,685,219	3.2
Packaged Software	5,477,476	3.1
Hotels/Resorts/Cruiselines	5,459,370	3.1
Trucking	5,349,936	3.0
Apparel/Footwear	4,067,286	2.3
Investment Banks/Brokers	3,859,390	2.2
Electronic Production Equipment	3,596,712	2.0
Construction Materials	3,588,123	2.0
Apparel/Footwear Retail	3,151,257	1.8
Home Building	2,966,922	1.7
Financial Publishing/Services	$2,533,986	1.4%
Investment Trusts/Mutual Funds	2,511,876	1.4
Industrial Machinery	2,122,756	1.2
Tobacco	2,023,164	1.1
Investment Managers	2,009,724	1.1
Consumer Sundries	1,980,587	1.1
Wireless Telecommunications	1,964,371	1.1
Food: Major Diversified	1,944,460	1.1
Chemicals: Specialty	1,827,920	1.0
Medical/Nursing Services	1,811,245	1.0
Food Retail	1,783,733	1.0
Pulp & Paper	1,705,890	1.0
Repurchase Agreement	1,660,000	0.9
Real Estate Development	1,494,699	0.8
Engineering & Construction	1,326,284	0.8
Aerospace & Defense	1,139,837	0.6
Pharmaceuticals: Other	874,650	0.5
Food: Specialty/Candy	578,763	0.3
Office Equipment/Supplies	61,404	0.0
Advertising/Marketing Services	53,088	0.0
	$179,604,127	100.8%

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $155,091,960)	$179,604,127
Receivable for:
Investments sold	775,492
Dividends	67,687
Shares of beneficial interest sold	38,218
Prepaid expenses and other assets	28,685
Total Assets	180,514,209
Liabilities:
Payable for:
Shares of beneficial interest redeemed	1,394,446
Investments purchased	688,530
Investment advisory fee	151,444
Distribution fee	80,277
Administration fee	13,169
Transfer agent fee	1,355
Accrued expenses and other payables	57,978
Total Liabilities	2,387,199
Net Assets	$178,127,010
Composition of Net Assets:
Paid-in-capital	$385,430,323
Net unrealized appreciation	24,512,167
Accumulated net investment loss	(1,042,668)
Accumulated net realized loss	(230,772,812)
Net Assets	$178,127,010
Class A Shares:
Net Assets	$60,011,669
Shares Outstanding (unlimited authorized, $.01 par value)	3,192,897
Net Asset Value Per Share	$18.80
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$19.84
Class B Shares:
Net Assets	$63,793,228
Shares Outstanding (unlimited authorized, $.01 par value)	3,612,659
Net Asset Value Per Share	$17.66
Class C Shares:
Net Assets	$7,786,675
Shares Outstanding (unlimited authorized, $.01 par value)	441,297
Net Asset Value Per Share	$17.64
Class D Shares:
Net Assets	$46,535,438
Shares Outstanding (unlimited authorized, $.01 par value)	2,431,864
Net Asset Value Per Share	$19.14

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Statements continued

Statement of Operations

For the six months ended August 31, 2005 (unaudited)

Net Investment Loss:
Income
Dividends (net of $553 foreign withholding tax)	$801,524
Interest	44,559
Total Income	846,083
Expenses
Investment advisory fee	843,084
Distribution fee (Class A shares)	57,372
Distribution fee (Class B shares)	412,869
Distribution fee (Class C shares)	37,163
Transfer agent fees and expenses	347,009
Administration fee	73,312
Shareholder reports and notices	33,404
Professional fees	31,796
Registration fees	28,521
Custodian fees	15,807
Trustees' fees and expenses	2,297
Other	5,992
Total Expenses	1,888,626
Net Investment Loss	(1,042,543)
Net Realized and Unrealized Gain (Loss):
Net realized gain	24,479,686
Net change in unrealized appreciation	(13,164,513)
Net Gain	11,315,173
Net Increase	$10,272,630

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED AUGUST 31, 2005	FOR THE YEAR ENDED FEBRUARY 28, 2005
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(1,042,543)	$(3,704,196)
Net realized gain	24,479,686	25,508,639
Net change in unrealized appreciation/depreciation	(13,164,513)	5,249,067
Net Increase	10,272,630	27,053,510
Net decrease from transactions in shares of beneficial interest	(25,263,588)	(36,469,347)
Net Decrease	(14,990,958)	(9,415,837)
Net Assets:
Beginning of period	193,117,968	202,533,805
End of Period (Including accumulated net investment losses of $1,042,668 and $125, respectively)	$178,127,010	$193,117,968

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Notes to Financial Statements August 31, 2005 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Special Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are

Morgan Stanley Special Growth Fund

Notes to Financial Statements August 31, 2005 (unaudited) continued

expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Effective June 1, 2005, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of

Morgan Stanley Special Growth Fund

Notes to Financial Statements August 31, 2005 (unaudited) continued

the Fund determined as of the close of each business day: 0.92% to the portion of the daily net assets not exceeding $1 billion; 0.85% to the portion of the daily net assets exceeding 1 billion but not exceeding 1.5 billion and 0.80% of the daily net assets in excess of $1.5 billion. (Prior to June 1, 2005, 0.92% to the portion of the daily net assets not exceeding $1 billion and 0.85% to the portion of the daily net assets in excess of $1 billion).

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $21,798,557 at August 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley Special Growth Fund

Notes to Financial Statements August 31, 2005 (unaudited) continued

The Distributor has informed the Fund that for the six months ended August 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $98,440 and $404, respectively and received $7,963 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2005, aggregated $86,713,989 and $111,232,291, respectively. Included in the aforementioned are purchases and sales of $170,925 and $4,945,683, respectively with other Morgan Stanley funds including a net realized gain of $2,820,739.

For the six months ended August 31, 2005, the Fund incurred brokerage commissions of $4,059 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other

Morgan Stanley Special Growth Fund

Notes to Financial Statements August 31, 2005 (unaudited) continued

things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

6.   Shares of Beneficial Interest†

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED AUGUST 31, 2005		FOR THE YEAR ENDED FEBRUARY 28, 2005
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	83,704	$1,512,264	185,594	$2,898,632
Conversion from Class B	3,037,440	50,513,800	—	—
Redeemed	(529,646)	(9,542,144)	(309,005)	(4,789,564)
Net increase (decrease) – Class A	2,591,498	42,483,920	(123,411)	(1,890,932)
CLASS B SHARES
Sold	130,309	2,184,686	584,314	8,003,676
Conversion to Class A	(3,223,194)	(50,513,800)	—	—
Redeemed	(882,075)	(14,644,692)	(2,964,635)	(43,933,507)
Net decrease – Class B	(3,974,960)	(62,973,806)	(2,430,321)	(35,929,831)
CLASS C SHARES
Sold	60,793	1,007,052	132,103	1,957,167
Redeemed	(63,185)	(1,049,196)	(225,461)	(3,341,893)
Net decrease – Class C	(2,392)	(42,144)	(93,358)	(1,384,726)
CLASS D SHARES
Sold	141,510	2,529,093	919,584	14,759,736
Redeemed	(400,305)	(7,260,651)	(750,158)	(12,023,594)
Net increase (decrease) – Class D	(258,795)	(4,731,558)	169,426	2,736,142
Net decrease in Fund	(1,644,649)	$(25,263,588)	(2,477,664)	$(36,469,347)

†	On August 25, 2005, the Fund suspended offering of its shares to new investors. The Fund may recommence offering its shares to new investors at such time as the Investment Adviser determines that it would be consistent with prudent portfolio management to do so.

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature.

Morgan Stanley Special Growth Fund

Notes to Financial Statements August 31, 2005 (unaudited) continued

To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

*As of February 28, 2005, the Fund had a net capital loss carryforward of $255,160,523 of which $95,699,714 will expire on February 28, 2010, and $159,460,809 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2005, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

Morgan Stanley Special Growth Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED AUGUST 31, 2005		FOR THE YEAR ENDED FEBRUARY 28,
			2005	2004*	2003	2002	2001
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.70		$15.21	$9.64	$16.45	$24.42	$62.72
Income (loss) from investment operations:
Net investment loss‡	(0.05)		(0.23)	(0.21)	(0.20)	(0.30)	(0.40)
Net realized and unrealized gain (loss)	1.15		2.72	5.78	(6.61)	(7.67)	(36.19)
Total income (loss) from investment operations	1.10		2.49	5.57	(6.81)	(7.97)	(36.59)
Less distributions from net realized gain	—		—	—	—	—	(1.71)
Net asset value, end of period	$18.80		$17.70	$15.21	$9.64	$16.45	$24.42
Total Return†	6.21	%(1)	16.37%	57.78%	(41.40)%	(32.64)%	(59.57)%
Ratios to Average Net Assets(3):
Expenses	1.76	%(2)	1.79%	1.81%	1.76%	1.59%	1.33%
Net investment loss	(0.84)	% (2)	(1.47)%	(1.66)%	(1.65)%	(1.40)%	(0.95)%
Supplemental Data:
Net assets, end of period, in thousands	$60,012		$10,642	$11,026	$11,270	$14,064	$21,357
Portfolio turnover rate	48	%(1)	99%	177%	119%	25%	37%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED AUGUST 31, 2005		FOR THE YEAR ENDED FEBRUARY 28,
			2005	2004*	2003	2002	2001
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.69		$14.46	$9.23	$15.88	$23.76	$61.57
Income (loss) from investment operations:
Net investment loss‡	(0.15)		(0.33)	(0.29)	(0.30)	(0.45)	(0.69)
Net realized and unrealized gain (loss)	1.12		2.56	5.52	(6.35)	(7.43)	(35.41)
Total income (loss) from investment operations	0.97		2.23	5.23	(6.65)	(7.88)	(36.10)
Less distributions from net realized gain	—		—	—	—	—	(1.71)
Net asset value, end of period	$17.66		$16.69	$14.46	$9.23	$15.88	$23.76
Total Return†	5.81	%(1)	15.42%	56.66%	(41.88)%	(33.16)%	(59.89)%
Ratios to Average Net Assets(3):
Expenses	2.51	%(2)	2.54%	2.56%	2.55%	2.35%	2.03%
Net investment loss	(1.59)	% (2)	(2.22)%	(2.41)%	(2.44)%	(2.16)%	(1.65)%
Supplemental Data:
Net assets, end of period, in thousands	$63,793		$126,659	$144,850	$109,784	$260,504	$459,380
Portfolio turnover rate	48	%(1)	99%	177%	119%	25%	37%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED AUGUST 31, 2005		FOR THE YEAR ENDED FEBRUARY 28,
			2005	2004*	2003	2002	2001
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.68		$14.43	$9.21	$15.85	$23.67	$61.40
Income (loss) from investment operations:
Net investment loss‡	(0.13)		(0.32)	(0.29)	(0.30)	(0.41)	(0.73)
Net realized and unrealized gain (loss)	1.09		2.57	5.51	(6.34)	(7.41)	(35.29)
Total income (loss) from investment operations	0.96		2.25	5.22	(6.64)	(7.82)	(36.02)
Less distributions from net realized gain	—		—	—	—	—	(1.71)
Net asset value, end of period	$17.64		$16.68	$14.43	$9.21	$15.85	$23.67
Total Return†	5.88	%(1)	15.37%	56.79%	(41.78)%	(33.16)%	(59.93)%
Ratios to Average Net Assets(3):
Expenses	2.51	%(2)	2.46%	2.56%	2.55%	2.20%	2.16%
Net investment loss	(1.59)	% (2)	(2.14)%	(2.41)%	(2.44)%	(2.01)%	(1.78)%
Supplemental Data:
Net assets, end of period, in thousands	$7,787		$7,399	$7,751	$5,398	$11,294	$19,639
Portfolio turnover rate	48	%(1)	99%	177%	119%	25%	37%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED AUGUST 31, 2005		FOR THE YEAR ENDED FEBRUARY 28,
			2005	2004*	2003	2002	2001
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.99		$15.43	$9.75	$16.61	$24.60	$63.11
Income (loss) from investment operations:
Net investment loss‡	(0.05)		(0.20)	(0.18)	(0.18)	(0.25)	(0.32)
Net realized and unrealized gain (loss)	1.20		2.76	5.86	(6.68)	(7.74)	(36.48)
Total income (loss) from investment operations	1.15		2.56	5.68	(6.86)	(7.99)	(36.80)
Less distributions from net realized gain	—		—	—	—	—	(1.71)
Net asset value, end of period	$19.14		$17.99	$15.43	$9.75	$16.61	$24.60
Total Return†	6.39	%(1)	16.59%	58.26%	(41.30)%	(32.48)%	(59.53)%
Ratios to Average Net Assets(3):
Expenses	1.51	%(2)	1.54%	1.56%	1.55%	1.35%	1.16%
Net investment loss	(0.59)	% (2)	(1.22)%	(1.41)%	(1.44)%	(1.16)%	(0.78)%
Supplemental Data:
Net assets, end of period, in thousands	$46,535		$48,418	$38,907	$29,634	$35,683	$41,207
Portfolio turnover rate	48	%(1)	99%	177%	119%	25%	37%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President and General Counsel

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

37892RPT–RA05–00853P–Y08/05	MORGAN STANLEY FUNDS
Morgan Stanley Special Growth Fund Semiannual Report August 31, 2005

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Special Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 20, 2005
                                                    /s/ Ronald E. Robison
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Special Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: October 20, 2005
                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Special Growth Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2005                             /s/ Ronald E. Robison
                                                   ---------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Special Growth Fund and will be retained by Morgan
Stanley Special Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Special Growth Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended August 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: October 20, 2005                          /s/ Francis Smith
                                                ----------------------
                                                Francis Smith
                                                Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Special Growth Fund and will be retained by Morgan
Stanley Special Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9